Item 1.  Schedule of Investments



 T. Rowe Price Growth Stock Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.5%
 CONSUMER DISCRETIONARY  17.2%
 Automobiles  0.4%
 Harley-Davidson                                       593,400       34,275

                                                                     34,275

 Hotels, Restaurants & Leisure  2.6%
 Carnival                                              2,302,900     119,313

 Compass (GBP)                                         5,185,000     23,647

 International Game Technology                         3,065,000     81,713

 MGM Mirage *                                          274,073       19,410

                                                                     244,083

 Internet & Catalog Retail  0.4%
 eBay *                                                953,400       35,524

                                                                     35,524

 Media  7.5%
 Comcast, Class A *                                    3,615,000     120,741

 EchoStar Communications, Class A                      1,670,000     48,848

 Liberty Media, Class A *                              14,167,400    146,916

 News Corporation, Class A                             6,893,000     116,630

 Scripps, Class A                                      940,000       45,825

 Time Warner *                                         5,440,000     95,472

 Univision Communications, Class A *                   2,256,600     62,485

 Viacom, Class B                                       1,818,724     63,346

                                                                     700,263

 Multiline Retail  2.8%
 Family Dollar Stores                                  1,125,000     34,155

 Kohl's *                                              1,878,000     96,961

 Target                                                2,555,000     127,801

                                                                     258,917

 Specialty Retail  3.2%
 Best Buy                                              1,633,500     88,225

 Home Depot                                            2,365,900     90,472

 Inditex (EUR)                                         1,852,000     55,405

 Kingfisher (GBP)                                      4,040,000     22,030

 PETsMART                                              1,655,000     47,581

                                                                     303,713

 Textiles, Apparel, & Luxury Goods  0.3%
 Hermes International (EUR)                            136,565       27,502

                                                                     27,502

 Total Consumer Discretionary                                        1,604,277

 CONSUMER STAPLES  5.9%
 Beverages  0.9%
 Coca-Cola                                             1,110,900     46,291

 PepsiCo                                               713,100       37,816

                                                                     84,107

 Food & Staples Retailing  4.3%
 Sysco                                                 2,013,000     72,065

 Wal-Mart                                              4,277,600     214,351

 Wal-Mart de Mexico, Series V (MXN)                    3,925,000     13,765

 Wal-Mart de Mexico ADR                                590,000       20,724

 Walgreen                                              1,889,000     83,909

                                                                     404,814

 Personal Products  0.7%
 Gillette                                              1,275,000     64,362

                                                                     64,362

 Total Consumer Staples                                              553,283

 ENERGY  4.6%
 Energy Equipment & Services  2.3%
 Baker Hughes                                          2,310,000     102,772

 Schlumberger                                          1,630,000     114,882

                                                                     217,654

 Oil & Gas  2.3%
 ChevronTexaco                                         1,620,000     94,462

 ExxonMobil                                            2,014,374     120,057

                                                                     214,519

 Total Energy                                                        432,173

 FINANCIALS  18.2%
 Capital Markets  6.9%
 AmeriTrade *                                          4,663,000     47,609

 Charles Schwab                                        4,437,400     46,637

 Credit Suisse Group (CHF) *                           932,000       40,032

 Goldman Sachs                                         423,100       46,537

 Mellon Financial                                      1,564,200     44,642

 Merrill Lynch                                         1,550,000     87,730

 Northern Trust                                        1,203,000     52,258

 State Street                                          3,427,000     149,829

 UBS (CHF)                                             1,545,000     130,527

                                                                     645,801

 Commercial Banks  1.3%
 Anglo Irish Bank (EUR)                                2,006,000     50,205

 U.S. Bancorp                                          2,573,400     74,165

                                                                     124,370

 Consumer Finance  2.0%
 American Express                                      2,013,300     103,423

 SLM Corporation                                       1,690,000     84,230

                                                                     187,653

 Diversified Financial Services  3.3%
 Citigroup                                             6,741,800     302,977

                                                                     302,977

 Insurance  4.4%
 ACE Limited                                           1,000,000     41,270

 American International Group                          3,909,200     216,609

 Genworth Financial, Class A                           945,000       26,006

 Hartford Financial Services                           1,406,100     96,402

 Marsh & McLennan                                      950,000       28,899

                                                                     409,186

 Thrifts & Mortgage Finance  0.3%
 Countrywide Credit                                    715,000       23,209

                                                                     23,209

 Total Financials                                                    1,693,196

 HEALTH CARE  12.3%
 Biotechnology  2.9%
 Amgen *                                               2,037,400     118,597

 Biogen IDEC *                                         600,000       20,706

 Genentech *                                           850,400       48,141

 Gilead Sciences *                                     2,159,400     77,307

                                                                     264,751

 Health Care Equipment & Supplies  1.9%
 Biomet                                                1,260,000     45,738

 Medtronic                                             1,714,600     87,359

 Stryker                                               1,057,000     47,153

                                                                     180,250

 Health Care Providers & Services  4.4%
 UnitedHealth Group                                    2,575,000     245,604

 WellPoint *                                           1,335,000     167,342

                                                                     412,946

 Pharmaceuticals  3.1%
 Elan ADR *                                            874,000       2,832

 Forest Laboratories *                                 337,500       12,470

 Johnson & Johnson                                     1,343,500     90,229

 Pfizer                                                2,770,300     72,776

 Teva Pharmaceutical ADR                               1,655,000     51,305

 Wyeth                                                 1,282,900     54,113

                                                                     283,725

 Total Health Care                                                   1,141,672

 INDUSTRIALS & BUSINESS SERVICES  9.5%
 Air Freight & Logistics  0.5%
 UPS, Class B                                          670,000       48,736

                                                                     48,736

 Commercial Services & Supplies  2.1%
 Apollo Group, Class A *                               1,357,000     100,500

 Cendant                                               4,795,000     98,489

                                                                     198,989

 Industrial Conglomerates  4.4%
 GE                                                    6,950,600     250,638

 Tyco International                                    4,725,000     159,705

                                                                     410,343

 Machinery  2.5%
 Danaher                                               2,812,000     150,189

 Deere                                                 1,195,000     80,220

                                                                     230,409

 Total Industrials & Business Services                               888,477

 INFORMATION TECHNOLOGY  24.2%
 Communications Equipment  3.7%
 Cisco Systems *                                       2,925,900     52,344

 Corning *                                             9,525,000     106,013

 Juniper Networks *                                    1,600,000     35,296

 Nokia (EUR) *                                         3,400,000     52,731

 QUALCOMM                                              1,376,600     50,452

 Research In Motion *                                  625,000       47,763

                                                                     344,599

 Computers & Peripherals  2.2%
 Dell *                                                4,238,100     162,828

 EMC *                                                 3,905,000     48,109

                                                                     210,937

 Internet Software & Services  1.9%
 Google, Class A *                                     160,000       28,882

 IAC/InterActiveCorp *                                 1,969,200     43,854

 Yahoo! *                                              2,999,700     101,690

                                                                     174,426

 IT Services  5.2%
 Accenture, Class A *                                  5,360,000     129,444

 Affiliated Computer Services, Class A *               2,306,400     122,793

 Automatic Data Processing                             1,410,000     63,379

 First Data                                            1,823,700     71,690

 Fiserv *                                              1,860,000     74,028

 Infosys Technologies (INR)                            400,000       20,701

                                                                     482,035

 Semiconductor & Semiconductor Equipment  5.4%
 Analog Devices                                        2,571,600     92,938

 ASM Lithography (EUR) *                               3,350,000     56,604

 Intel                                                 6,357,300     147,680

 Maxim Integrated Products                             1,193,600     48,782

 Samsung Electronics (KRW)                             129,000       63,770

 Texas Instruments                                     1,150,000     29,313

 Xilinx                                                2,206,300     64,490

                                                                     503,577

 Software  5.8%
 Adobe Systems                                         595,000       39,966

 Intuit *                                              1,050,000     45,959

 Mercury Interactive *                                 780,000       36,956

 Microsoft                                             11,348,000    274,281

 Oracle *                                              6,268,700     78,233

 Red Hat *                                             2,122,700     23,159

 Symantec *                                            2,000,000     42,660

                                                                     541,214

 Total Information Technology                                        2,256,788

 MATERIALS  1.9%
 Metals & Mining  1.9%
 BHP Billiton (AUD)                                    6,395,000     88,309

 Nucor                                                 275,000       15,829

 Rio Tinto (Ordinary shares) (GBP)                     2,160,000     69,794

 Total Materials                                                     173,932

 TELECOMMUNICATION SERVICES  3.7%
 Diversified Telecommunication Services  1.1%
 Sprint                                                2,850,000     64,837

 Telus (CAD)                                           592,900       19,062

 Telus (Non-voting shares)                             707,500       21,798

                                                                     105,697

 Wireless Telecommunication Services  2.6%
 America Movil ADR, Series L                           925,000       47,730

 Crown Castle International *                          3,000,000     48,180

 Nextel Communications, Class A *                      2,415,300     68,643

 Vodafone (GBP)                                        18,050,000    47,893

 Vodafone ADR                                          1,000,300     26,568

                                                                     239,014

 Total Telecommunication Services                                    344,711

 Total Common Stocks (Cost  $7,554,014)                              9,088,509

 SHORT-TERM INVESTMENTS  2.3%
 Money Market Fund  2.3%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       209,164,184   209,164

 Total Short-Term Investments (Cost  $209,164)                       209,164

 Total Investments in Securities
 99.8% of Net Assets (Cost $7,763,178)                       $       9,297,673


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts
 AUD  Australian dollar
 CAD  Canadian dollar
 CHF  Swiss franc
 EUR  Euro GBP British pound
 INR  Indian rupee
 KRW  South Korean won
 MXN  Mexican peso

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $7,763,178,000. Net unrealized gain aggregated $1,534,500,000 at period-end, of which $1,711,665,000 related to appreciated investments and $177,165,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,644,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $209,164,000 and $233,431,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005